Stock Incentive Plan - Summary of Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Option, Beginning Balance	1,902,068
Granted	584,434	1,902,068
Stock Option, Ending Balance	1,161,133	1,902,068
Weighted Average Grant Date Fair Value, Granted	$ 3.29	$ 8.14
Weighted Average Grant Date Fair Value, Ending Balance	$ 5.62	$ 8.14